OPERATING LEASES (Details) - New Dragonfly - USD ($) $ in Thousands		1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 02, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Renewal lease term		5 years		5 years	5 years
Annual escalating monthly payments, minimum		$ 47	$ 56	$ 4	$ 56	$ 4
Annual escalating monthly payments, maximum		$ 55	$ 63	$ 11	$ 63	$ 11
Lease agreement term	124 months
Monthly base rent	$ 230
Fix operating expense costs	23
Estimated monthly property taxes	$ 21
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Expected completion period of construction of building	2 years